Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations
A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2020	2019	2018
	(Millions of yen)
Basic net income attributable to Canon Inc.	83,318	124,964	252,441
Diluted net income attributable to Canon Inc.	83,315	124,962	252,441

	(Number of shares)
Average common shares outstanding	1,049,802,197	1,069,956,767	1,079,753,008
Effect of dilutive securities:
Stock options	229,691	158,173	49,319

Diluted common shares outstanding	1,050,031,888	1,070,114,940	1,079,802,327

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	79.37	116.79	233.80
Diluted	79.35	116.77	233.78